GOODWILL AND INTANGIBLE ASSETS - Intangible assets (Details) - OLD PlayStudios, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 5,059		$ 5,059	$ 5,059
Goodwill impairment charges	0		0	0	$ 0
Gross Carrying Amount	2,240		2,240	4,740
Accumulated Amortization	(1,728)		1,616	3,418
Net Carrying Amount	512		624	1,322
Gross Carrying Amount, intangible assets	3,240		3,240	5,740
Total intangible assets	$ 1,512		$ 1,624	2,322
Weighted-average period before renewal	3 months 18 days		6 months 15 days
Amortization of intangible assets	$ 100	$ 400	$ 700	1,400	1,200
Impairment of intangible assets	0		0	0	$ 0
Marketing Agreement
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,000		1,000	1,000
Net Carrying Amount	1,000		1,000	1,000
Licenses
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,000		1,000	3,500
Accumulated Amortization	(550)		500	2,550
Net Carrying Amount	450		500	950
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,240		1,240	1,240
Accumulated Amortization	(1,178)		1,116	868
Net Carrying Amount	$ 62		124	372
Scene 53, Limited
Finite-Lived Intangible Assets [Line Items]
Goodwill			$ 5,100	$ 5,100